Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000276577
Shareholder Report [Line Items]
Fund Name	Custom Global Equity Allocation Fund
Class Name	Class M
Trading Symbol	GEAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of August 3, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/GEAMX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.neuberger.com/GEAMX-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class M	$2	0.21%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.21%
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

Since its inception on August 3, 2026 through the period end, the Fund returned 0.70%, underperforming its benchmark, the MSCI All Country World Index (Net) (the Index) for the same period. Global equities rose in August 2026, with the Index gaining 2.67% on strong Technology earnings, AI-related capital spending, and a weaker U.S. dollar over the period. The Fund experienced significant inflows through August. Cash awaiting investment across global time zones following investor subscriptions into the Fund created a relative performance drag, accounting for virtually all the Fund's deviation from the Index from inception through the period end.

Performance Attribution

Top Contributors

Top Detractors

  IT sector on an absolute basis

  Cash reserved for investment

AssetsNet	$ 592,103,855
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$592,103,855
Number of Portfolio Holdings	480
Portfolio Turnover Rate	1%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	23.1%
Financials	13.3%
Industrials	7.8%
Consumer Discretionary	7.1%
Communication Services	6.5%
Health Care	6.2%
Materials	3.2%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.3%
Real Estate	0.8%
Exchange-Traded Funds	0.3%
Short-Term Investments	24.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United States	78.5%
Japan	2.9%
Canada	2.5%
Korea	2.5%
China	2.3%
United Kingdom	1.5%
Taiwan	1.4%
Australia	1.0%
France	0.9%
Germany	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional Treasury Money Market Fund Premier Class	24.5%
NVIDIA Corp.	3.9%
Apple, Inc.	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.2%
Broadcom, Inc.	1.0%
Meta Platforms, Inc. Class A	0.9%
Tesla, Inc.	0.8%

Material Fund Change [Text Block]
C000276578
Shareholder Report [Line Items]
Fund Name	Custom Global Equity Allocation Fund
Class Name	Class P
Trading Symbol	GEAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of August 3, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.neuberger.com/GEAMX-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.neuberger.com/GEAMX-documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Class P	$2	0.20%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Expenses for a full reporting period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform over the period?

Since its inception on August 3, 2026 through the period end, the Fund returned 0.70%, underperforming its benchmark, the MSCI All Country World Index (Net) (the Index) for the same period. Global equities rose in August 2026, with the Index gaining 2.67% on strong Technology earnings, AI-related capital spending, and a weaker U.S. dollar over the period. The Fund experienced significant inflows through August. Cash awaiting investment across global time zones following investor subscriptions into the Fund created a relative performance drag, accounting for virtually all the Fund's deviation from the Index from inception through the period end.

Performance Attribution

Top Contributors

Top Detractors

  IT sector on an absolute basis

  Cash reserved for investment

AssetsNet	$ 592,103,855
Holdings Count | Holding	480
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$592,103,855
Number of Portfolio Holdings	480
Portfolio Turnover Rate	1%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	23.1%
Financials	13.3%
Industrials	7.8%
Consumer Discretionary	7.1%
Communication Services	6.5%
Health Care	6.2%
Materials	3.2%
Consumer Staples	3.1%
Energy	2.8%
Utilities	1.3%
Real Estate	0.8%
Exchange-Traded Funds	0.3%
Short-Term Investments	24.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
United States	78.5%
Japan	2.9%
Canada	2.5%
Korea	2.5%
China	2.3%
United Kingdom	1.5%
Taiwan	1.4%
Australia	1.0%
France	0.9%
Germany	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional Treasury Money Market Fund Premier Class	24.5%
NVIDIA Corp.	3.9%
Apple, Inc.	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.6%
Alphabet, Inc. Class C	1.2%
Broadcom, Inc.	1.0%
Meta Platforms, Inc. Class A	0.9%
Tesla, Inc.	0.8%

Material Fund Change [Text Block]